LOSSES PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Convertible Preferred Securities [Member]
Antidilutive Securities Excluded From Computation Of EPS	0	912,410,360	639,049,510
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded From Computation Of EPS	41,750,000	68,220,000	70,000,000
Convertible Debt [Member]
Antidilutive Securities Excluded From Computation Of EPS	2,789,720	0	0
Convertible Bonds And Warrants Attached [Member]
Antidilutive Securities Excluded From Computation Of EPS	109,567	0	0